EARNINGS PER SHARE (Details 1)	12 Months Ended
Apr. 30, 2018 shares
Earnings per share [line items]
Total possible number of shares	58,702,873
Warrants that can be converted to 3 (three) shares
Earnings per share [line items]
Number of warrants and convertibles	1,280,750
Total possible number of shares	3,842,250
Warrants that can be converted to 1 (one) share, board and senior executives
Earnings per share [line items]
Number of warrants and convertibles	5,543,182
Total possible number of shares	5,543,182
Warrants that can be converted to 1 (one) share, other
Earnings per share [line items]
Number of warrants and convertibles	34,979,061
Total possible number of shares	34,979,061
Convertible instruments
Earnings per share [line items]
Number of warrants and convertibles	54
Total possible number of shares	14,338,380